16. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

On April 29, 2016, the Company closed on the APA with an effective date of April 27, 2016, acquiring certain intellectual property rights with respect to the immunomodulator product Virexxa held by Kevelt including the grant of the worldwide right to develop, market and license Virexxa for certain uses.

In connection with the closing of the APA, the Company issued 3,045,455 shares of its common stock to Pharmsynthez. In addition, Pharmsynthez converted all convertible notes (in the principal amount of $6.5 million plus accrued interest of approximately $300,000), issued by the Company to Pharmsynthez in 2015 and 2016. The conversion rate was $4.95 per share. As such, the Company issued to Pharmsynthez 1,373,036 shares of common stock in connection with conversion of the convertible notes, which amount, together with the 3,045,455 shares of common stock in connection with the closing of the APA, resulted in an aggregate of 4,418,491 new shares of common stock being issued to Pharmsynthez.

On June 1, 2016, the Company effected a reduction, on a 1 for 33 basis, in the authorized common stock, par value $0.001, along with a corresponding and proportional decrease in the number of shares issued and outstanding. See Note 2.

The Company performed a review of events subsequent to the balance sheet date through the date the financial statements were issued and determined, except as disclosed herein, that there were no other such events requiring recognition or disclosure in the financial statements.

During the first quarter of 2016, the Company received total proceeds of $3.5 million in connection with the APA financing arrangement. The APA provided for the issuance of certain warrants to purchase a number of share of the Company’s common stock equal to 50% of the number of shares issuable under the APA Notes. The Warrant has a five-year term and is exercisable commencing March 31, 2016. The exercise price per share under the Warrant is the lessor of $6.60 or 120% of the Capital Raise price, in the event there is a Capital Raise. If the APA Note is not repaid or converted on or before six months from the date of issuance, the Holder will be issued an additional warrant under the same terms as the Warrant.

On June 1, 2016, the Company effected a reduction, on a 1 for 33 basis, in the authorized common stock, par value $0.001, along with a corresponding and proportional decrease in the number of shares issued and outstanding. See Note 2.